Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Detail) - USD ($) $ in Thousands		Sep. 15, 2016	Sep. 30, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 626,657	$ 588,434		$ 463,324
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash		$ 1,842
Property, plant and equipment		938
Goodwill	[2]	39,376
Intangible assets	[3]	9,844
Accounts receivable		11,815
Unbilled revenue		4,160
Prepayments and other current assets		2,012
Accounts payable		(917)
Other liabilities		(4,667)
Non-current other liabilities		(7)
Net assets acquired		64,396
Cash consideration		52,396
Contingent consideration		$ 12,000

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.
[2]	Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices.
[3]	The Company has made an initial estimate of separate intangible assets acquired of $9.8 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.